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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/2002
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management, Inc.
                 -----------------------------------
   Address:      100 S. Rockland Falls Rd
                 -------------------------------
                 Rockland, DE 19732
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-3476
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth B. Kirker
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ Elizabeth Kirker               Rockland, DE        1/23/2003
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       --
                                        --------------------

Form 13F Information Table Entry Total:      69
                                        --------------------

Form 13F Information Table Value Total: $130,704,336
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]


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                          GREENVILLE CAPITAL MANAGEMENT
                                   13F REPORT
                         QUARTER ENDED DECEMBER 31, 2002

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

COMMON STOCK                                   CLASS              CUSIP                   VALUE       QUANTITY     DISCRETION
------------                                   -----              -----              -------------    --------     ----------
AMN Healthcare Services, Inc                   Common           001744101             $     57,917        3,425           X
APW, Inc                                       Common           G04397108             $         27        2,700           X
Aaron Rents, Inc.                              Common           0021535201            $  3,494,236      159,700           X
Alloy                                          Common           019855105             $  2,662,985      243,195           X
Anteon International Corp                      Common           03674e108             $  3,252,240      135,510           X
Artesyn Technologies, Inc.                     Common           043127109             $     17,760        4,625           X
Avocent Corporation                            Common           053893103             $     66,660        3,000           X
Benchmark Electronics                          Common           08160H101             $  2,756,232       96,170           X
Brooks Automation                              Common           11434A100             $     30,942        2,700           X
California Pizza Kitchen, Inc                  Common           13054d109             $  3,655,890      145,075           X
Carbo Ceramics                                 Common           140781105             $  1,405,290       41,700           X
Caremark RX, Inc                               Common           141705103             $  5,553,649      341,763           X
Chesapeake Energy                              Common           165167107             $  4,036,913      521,565           X
Chordiant Software, Inc.                       Common           170404107             $     21,744       15,100           X
Clear One Communications, Inc                  Common           185060100             $     30,260        6,800           X
Coinstar, Inc                                  Common           19259p300             $  3,522,981      155,540           X
Concord Camera                                 Common           206156101             $     65,432       12,050           X
Coventry Health Care                           Common           222862104             $  5,057,026      174,200           X
Cross Media Marketing Corp                     Common           22754r201             $      4,950        9,000           X
Endocare, Inc.                                 Common           29264p104             $     41,280       12,000           X
FMC Corp New                                   Common           302491303             $      2,732          100           X
Gamestop Corp                                  Common           36466r101             $  1,351,665      137,925           X
Garmin Ltd.                                    Common           G37260109             $  5,972,805      203,850           X
Hal Kinion & Associates                        Common           406069104             $     27,955        5,000           X
Hydril Company                                 Common           448774109             $  2,352,239       99,798           X
ICT Group, Inc                                 Common           44929Y101             $  2,015,443      173,895           X
Insight Enterprises                            Common           45765u103             $     29,916        3,600           X
Integrated Circuit Systems                     Common           45811k208             $  1,154,313       63,250           X
Inveresk Research Group                        Common           461238107             $  1,484,987       68,845           X
K-Swiss Inc.                                   Common           482686102             $  2,349,565      108,225           X
Keystone Automotives                           Common           49338n109             $  2,564,740      170,755           X

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

LifePoint Hospitals                            Common           53219l109             $  2,849,431       95,200           X
Logitech International                         Common           541419107             $  1,135,277       37,210           X
MSC Software Technology, INC                   Common            55351104             $     69,094        8,950           X
ManTech International                          Common           564563104             $  2,524,868      132,400           X
Measurement Specialties, Inc.                  Common           583421102             $     12,600        6,000           X
Mercury Computer System                        Common           589378108             $  2,930,530       96,020           X
Merit Medical Systems                          Common           589889104             $  1,749,574       87,830           X
Microsemi                                      Common           595137100             $     50,547        8,300           X
Microtune                                      Common           595144109             $     38,734       12,375           X
Monolithic System Technologies Inc             Common           609842109             $  3,883,515      321,483           X
Noble International, Ltd                       Common           655053106             $     35,880        4,600           X
OSI Systems, Inc                               Common           671044105             $  2,792,361      164,450           X
Option Care                                    Common           683948103             $  3,530,475      443,527           X
Peet's Coffee & Tea Inc.                       Common           705560100             $  3,473,154      254,800           X
Petsmart Inc.                                  Common           716768106             $  5,233,386      305,510           X
Pharmaceutical Product Development, Inc.       Common           717124101             $  2,644,545       90,350           X
Pioneer Natural Resources Company              Common           723787107             $  5,208,065      206,260           X
Priority Healthcare                            Common           74264T102             $  3,676,736      158,480           X
Proquest Company                               Common           743460102             $    970,455       49,513           X
QRS Corp                                       Common           74726X105             $     33,660        5,100           X
RF Micro Devices                               Common           749941100             $    876,668      119,600           X
Retalix                                        Common           m8215w109             $  1,792,540      198,950           X
Select Medical Inc.                            Common           816196109             $  4,452,307      330,045           X
Shoe Carnival, Inc.                            Common           824889109             $  1,892,676      135,085           X
Skywest, Inc.                                  Common           830879102             $     75,806        5,800           X
Surebeam Corp.                                 Common           86866r102             $    839,815      207,875           X
Symmetricom                                    Common           871543104             $     46,420       11,000           X
TBC Corp                                       Common           872180104             $  2,998,056      249,630           X
Tetra Technologies, Inc                        Common           88162f105             $  2,392,799      111,970           X
Taro Pharmaceutical Industries, LTD            Common           m8737e108             $  1,358,676       36,135           X
The Yankee Candle Company                      Common           984757104             $  2,277,600      142,350           X
Transwitch Corp                                Common           894065101             $      2,287        3,320           X
UTStarcom Inc                                  Common           918076100             $  3,572,870      180,175           X
Verisity, Ltd                                  Common           M97385112             $  3,283,085      172,250           X
Vialta, Inc.                                   Common           92554D108             $        104          342           X
W Holding Company Inc                          Common           929251106             $  1,469,105       89,525           X
Yellow Corporation                             Common           985509108             $  2,316,942       91,975           X
eResearch Technology, Inc.                     Common           29481V108             $  3,172,919      189,428           X
                                             -------------------------------------------------------------------------------
                                                69                                    $130,704,336
                                             -------------------------------------------------------------------------------
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